UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-21328

             ------------------------------------------------------

                             SMA Relationship Trust

   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

   --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                        UBS Global Asset Management Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                                 Bruce Leto, Esq.
                         Stradley Ronon Stevens & Young, LLP
                               2600 One Commerce Square
                            Philadelphia, PA 215-564

        Registrant's telephone number, including area code:  212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              SMA RELATIONSHIP TRUST
              SERIES T
              SERIES M

              SEMIANNUAL REPORT
              JUNE 30, 2006

TABLE OF CONTENTS

SMA RELATIONSHIP TRUST--SERIES T
Letter to shareholders                                      1
Performance at a glance and industry diversification        5

SMA RELATIONSHIP TRUST--SERIES M
Letter to shareholders                                      6
Performance at a glance and industry diversification       10

EXPLANATION OF EXPENSE DISCLOSURE                          11

SCHEDULE OF INVESTMENTS
SMA Relationship Trust--Series T                           13
SMA Relationship Trust--Series M                           14

STATEMENT OF ASSETS AND LIABILITIES                        20

STATEMENT OF OPERATIONS                                    21

STATEMENTS OF CHANGES IN NET ASSETS                        22

FINANCIAL HIGHLIGHTS
SMA Relationship Trust--Series T                           24
SMA Relationship Trust--Series M                           26

NOTES TO FINANCIAL STATEMENTS                              28

GENERAL INFORMATION                                        34

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS           35

SMA RELATIONSHIP TRUST--SERIES T

August 15, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for Series T (the "Fund"), a series of SMA Relationship Trust, for the six months ended June 30, 2006.

PERFORMANCE

Over the six months ended June 30, 2006, the Fund returned 0.48%. During the same period, its benchmarks, the Lehman Brothers US Credit Index and the Lehman Brothers MBS Fixed Rate Index, declined 1.55% and 0.06%, respectively. (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions and the redemption of Fund shares. For more on the Fund's performance, see "Performance at a Glance" on page 5.)

--------------------------------------------------------------------------------
SMA RELATIONSHIP TRUST--SERIES T

INVESTMENT GOAL:
Maximum total return, consisting of income and capital appreciation.

PORTFOLIO MANAGERS:
Portfolio Management Team, including John A. Penicook, Jr., and Justin Tabellione UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
October 9, 2003

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The economy continued to expand during the reporting period. After gross domestic product (GDP) rose 1.7% in the fourth quarter of 2005, the economy rebounded sharply in the first quarter of 2006, before cooling off somewhat in the second quarter. During this time, GDP rose at a 4.0% average annual rate. However, higher interest rates, a cooling housing market and continued high oil prices could cause economic growth to moderate in the months ahead.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As has been the case since June 2004, the Fed continued to raise interest rates during the reporting period. While the leadership at the Fed changed from Alan Greenspan to Ben Bernanke in early 2006, there was little deviation from its tightening campaign to ward off inflation. During the six-month reporting period, the Fed raised short-term interest rates four times. Since June 30, 2004, the Fed increased rates 17 consecutive times, bringing the federal funds target rate from

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES T

   1.00% to 5.25%, before pausing after the reporting period ended. Coinciding with its latest rate hike in June 2006, the Fed said, "The extent and timing of any additional firming . . . will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information." To that end, the Fed could continue to raise rates should economic data suggest it were appropriate.

   As expected, short- and long-term yields rose over the reporting period. During the six-months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose along with the Fed's repeated rate hikes, and long-term rates rose as inflationary pressures mounted.

Q. WHAT WAS YOUR POSITIONING IN THE VARIOUS SECTORS OF THE FIXED INCOME
   MARKET?

A. Throughout the reporting period, we found securitized sectors of the market to offer the most attractive valuations, including asset-backed securities
   (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS). Within the MBS sector, we found particular value in hybrid adjustable rate mortgages, which combine a fixed rate for an initial period with a variable rate thereafter. The Fund held overweight positions in all three sectors relative to the Index, and that positioning benefited performance.

   Regarding Treasuries, we favored high-quality Treasury Inflation Protected Securities (TIPS) to other government issues. Though TIPS did not necessarily appear attractive on an absolute basis, they did offer some value relative to Treasuries in our analysis.

Q. HOW DID YOU POSITION THE CORPORATE BOND PORTION OF THE PORTFOLIO?

A. Although the corporate bond market was rather volatile during the reporting period, issue selection--and particularly issue selection within the consumer cyclical/capital goods sector--was relatively solid. GMAC and Ford Motor Credit, both automaker financing corporations, performed well during the period.

Q. HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. The current economic backdrop is one of mixed and sometimes contradictory signals. Employment and corporate profitability both remain quite robust, but we believe a softening housing market and moderate levels of inflation are both areas that could pose future

--------------------------------------------------------------------------------
2

SMA RELATIONSHIP TRUST--SERIES T

   problems. We tend to believe that core inflation is generally under control, although it may continue to garner attention over the short term. In terms of overall economic growth, we anticipate that GDP may return to trend-like growth levels into 2007, and that a "hard landing" for the economy is relatively unlikely. Within the Fund, we continue to seek out attractively valued sectors of the market, with an eye toward controlling risk and maintaining diversification within the portfolio. As in the past, we will continue to rely on our research team to analyze macroeconomic data and events in an attempt to capitalize on market-specific opportunities.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES T

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
SMA Relationship Trust--Series T
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ John A. Penicook

John A. Penicook, Jr.
Lead Portfolio Manager
SMA Relationship Trust--Series T
Managing Director
UBS Global Asset Management (Americas) Inc.

/s/ Justin Tabellione

Justin Tabellione
Portfolio Management Team Member
SMA Relationship Trust--Series T
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended June 30, 2006. The views and opinions in the letter were current as of August 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses and more current performance for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

SMA RELATIONSHIP TRUST--SERIES T

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                 6 MONTHS         1 YEAR
                                                 ENDED            ENDED            10/09/03*
                                                 06/30/06         06/30/06         TO 06/30/06
----------------------------------------------------------------------------------------------
SMA Relationship Trust--Series T                  0.48%            0.70%           3.03%
----------------------------------------------------------------------------------------------
Lehman Brothers US Credit Index                  -1.55            -2.06            2.85
----------------------------------------------------------------------------------------------
Lehman Brothers MBS Fixed Rate Index             -0.06             0.40            3.25
==============================================================================================

* Performance inception date of SMA Relationship Trust--Series T.

Past performance is no guarantee of future results. The return and value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.

INDUSTRY DIVERSIFICATION
AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2006 (UNAUDITED)
Investment Companies                                  99.56%
------------------------------------------------------------
Short-Term Investment                                  0.45
============================================================
Total Investments                                    100.01
------------------------------------------------------------
Liabilities in excess of cash and other assets        (0.01)
============================================================
Net Assets                                           100.00%
============================================================

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

August 15, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for Series M (the "Fund"), a series of SMA Relationship Trust, for the six months ended June 30, 2006.

PERFORMANCE

Over the six month period ended June 30, 2006, the Fund returned 0.75%, compared with the 0.28% return of its benchmark, the Lehman Brothers Municipal Bond Index (the "Index"). (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions and the redemption of Fund shares. For more on the Fund's performance, see "Performance at a Glance" on page 10.)

--------------------------------------------------------------------------------
SMA RELATIONSHIP TRUST--SERIES M

INVESTMENT GOAL:
Total return consisting of capital appreciation and current income exempt from federal income tax.

PORTFOLIO MANAGERS:
Portfolio Management Team, including Elbridge T. Gerry and Andrew I. Clinton UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
October 8, 2003

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The economy continued to expand during the reporting period. After gross domestic product (GDP) rose 1.7% in the fourth quarter of 2005, the economy rebounded sharply in the first quarter of 2006, before cooling off somewhat in the second quarter. During this time, GDP rose at a 4.0% average annual rate. However, higher interest rates, a cooling housing market and continued high oil prices could cause economic growth to moderate in the months ahead.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As has been the case since June 2004, the Fed continued to raise interest rates during the reporting period. While the leadership at the Fed changed from Alan Greenspan to Ben Bernanke in early 2006, there was little deviation from its tightening campaign to ward off inflation. During the six-month reporting period, the Fed raised short-term interest rates four times. Since June 30, 2004, the Fed increased rates 17 straight times, bringing the federal funds target rate from 1.00% to 5.25%,

--------------------------------------------------------------------------------
6

SMA RELATIONSHIP TRUST--SERIES M

   before pausing after the reporting period ended. Coinciding with its latest rate hike in June 2006, the Fed said, "The extent and timing of any additional firming . . . will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information." To that end, the Fed could continue to raise rates should economic data suggest it were appropriate.

   As expected, short- and long-term yields rose over the reporting period. During the six-months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose along with the Fed's repeated rate hikes, and long-term rates rose as inflationary pressures mounted.

Q. HOW DID YOU MANAGE THE FUND OVER THE REPORTING PERIOD?

A. Given our expectation for further rate hikes by the Fed, we continued to have a defensive posture for the Fund, with a duration shorter than that of the benchmark. From a yield curve perspective, we maintained an underweight to the 2-5 year portion of the curve as these securities were expensive relative to other maturities. In contrast, we found cash and cash alternatives, as well as securities in the 20-25 year area to be attractively priced during much of the period.

Q. FROM A SECTOR PERSPECTIVE, WHICH AREAS DID YOU FIND ATTRACTIVE AND WHICH DID YOU AVOID?

A. Throughout the reporting period we maintained an underweight in hospitals and tobacco. Elsewhere, our research indicated that select airports were undervalued and we continued to seek opportunities in this sector. From a state-specific perspective, we found certain areas of the California, Texas and New Jersey municipal markets to be attractive. In contrast, New York tax-exempt bonds were generally expensive across the curve and we maintained an underweight in Puerto Rico as it struggled with budgetary issues.

Q. HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. In the conclusion of our last report to shareholders in January 2006, we stated that the "we believe the Fed's tightening campaign may continue longer than the market currently anticipates. Therefore, we also believe that diversification across sectors and issuers will be key to avoiding being dependent solely on the direction of rates in order to add value to our portfolios." As we've seen over the first six months of 2006, the Fed has continued to raise rates. In addition, based on

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

   their official statement that accompanied their last rate hike in June, further rate hikes could occur based on incoming inflation and economic data.

   In terms of the municipal market, additional yield for lower rated credits continue to be at historical narrow levels and we do not see this scenario changing in the near future. As a result, we will continue to look for A and BBB rated bonds when appropriate.

--------------------------------------------------------------------------------
8

SMA RELATIONSHIP TRUST--SERIES M

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
SMA Relationship Trust--Series M
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Elbridge T. Gerry

Elbridge T. Gerry
Co-Portfolio Manager
SMA Relationship Trust--Series M
Managing Director
UBS Global Asset Management (Americas) Inc.

/s/ Andrew I. Clinton

Andrew I. Clinton
Co-Portfolio Manager
SMA Relationship Trust--Series M
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended June 30, 2006. The views and opinions in the letter were current as of August 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses and more current performance for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                 6 MONTHS         1 YEAR
                                                 ENDED            ENDED            10/08/03*
                                                 06/30/06         06/30/06         TO 06/30/06
----------------------------------------------------------------------------------------------
SMA Relationship Trust--Series M                 0.75%            1.62%            3.70%
----------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index             0.28             0.88             3.88
==============================================================================================

* Performance inception date of SMA Relationship Trust--Series M.

Past performance is no guarantee of future results. The return and value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.

SUMMARY OF MUNICIPAL SECURITIES BY STATE
AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2006 (UNAUDITED)
============================================================
Arizona                                                3.24%
------------------------------------------------------------
California                                            14.00
------------------------------------------------------------
Georgia                                                1.81
------------------------------------------------------------
Illinois                                               0.73
------------------------------------------------------------
Kansas                                                 0.54
------------------------------------------------------------
Massachusetts                                         21.14
------------------------------------------------------------
Michigan                                               3.38
------------------------------------------------------------
Nevada                                                 2.98
------------------------------------------------------------
New Jersey                                            15.06
------------------------------------------------------------
New York                                              11.39
------------------------------------------------------------
North Carolina                                         4.12
------------------------------------------------------------
Ohio                                                   0.56
------------------------------------------------------------
Pennsylvania                                           2.62
------------------------------------------------------------
Tennessee                                              2.85
------------------------------------------------------------
Texas                                                 12.08
------------------------------------------------------------
Total Municipal Bonds                                 96.50
============================================================
Short-Term Investments:

Commercial Paper                                       1.78
------------------------------------------------------------
Money Market Fund                                      0.27
------------------------------------------------------------
Total Short-Term Investments                           2.05
============================================================
Total Investments                                     98.55*
------------------------------------------------------------
Cash and other assets, less liabilities                1.45
============================================================
Net Assets                                           100.00%
============================================================

* The Fund held short positions in US Treasury futures which resulted in a net increase to the Fund's total investments of 0.03%.

--------------------------------------------------------------------------------
10

SMA RELATIONSHIP TRUST

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transactional costs (as applicable); including program fees and (2) ongoing costs, including management fees (if applicable); and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first line in the following table for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as program fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED) (CONCLUDED)

                                      Beginning            Ending             Expenses paid
                                      account value        account value      during period*
Series T                              January 1, 2006      June 30, 2006      01/01/06 to 06/30/06
----------------------------------------------------------------------------------------------------
Actual                                $1,000.00            $1,004.80          $0.00
----------------------------------------------------------------------------------------------------
Hypothetical
(5% annual return before expenses)     1,000.00             1,024.79           0.00
====================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period). UBS Global Asset Management (Americas) Inc., the Fund's advisor, is responsible for paying expenses it incurs in providing advisory services as well as the operating expenses of the Fund.

                                      Beginning            Ending             Expenses paid
                                      account value        account value      during period*
Series M                              January 1, 2006      June 30, 2006      01/01/06 to 06/30/06
----------------------------------------------------------------------------------------------------
Actual                                $1,000.00            $1,007.50          $0.00
----------------------------------------------------------------------------------------------------
Hypothetical
(5% annual return before expenses)     1,000.00             1,024.79           0.00
====================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period). UBS Global Asset Management (Americas) Inc., the Fund's advisor, is responsible for paying expenses it incurs in providing advisory services as well as the operating expenses of the Fund.

--------------------------------------------------------------------------------
12

SMA RELATIONSHIP TRUST--SERIES T

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                SHARES            VALUE
---------------------------------------------------------------------------------------------
INVESTMENT COMPANIES*--99.56%

UBS Corporate Bond Relationship Fund                            14,574,071       $160,940,014
---------------------------------------------------------------------------------------------
UBS U.S. Securitized Mortgage Relationship Fund                 25,682,499        310,439,770
---------------------------------------------------------------------------------------------
Total Investment Companies (Cost $461,173,671)                                    471,379,784
=============================================================================================

SHORT-TERM INVESTMENT--0.45%

JPMorgan Liquid Asset Money Market Fund,
yield of 4.76% (Cost $2,143,451)                                 2,143,451          2,143,451
=============================================================================================
Total Investments--100.01% (Cost $463,317,122)                                    473,523,235
---------------------------------------------------------------------------------------------
Liabilities in excess of cash and other assets--(0.01%)                               (75,272)
---------------------------------------------------------------------------------------------
Net Assets--100.00%                                                              $473,447,963
=============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $463,317,122; and net unrealized appreciation consisted of:

Gross unrealized appreciation                                  $10,206,113
Gross unrealized depreciation                                           --
                                                               -----------
Net unrealized appreciation                                    $10,206,113
                                                               ===========

*  Investments in affiliated mutual funds.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                FACE
                                                                AMOUNT           VALUE
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS--96.50%

ARIZONA--3.24%

Salt River Project Agricultural Improvement &
Power District Revenue Bonds, 5.13%, 01/01/27                   $ 3,465,000      $  3,564,861
---------------------------------------------------------------------------------------------
Scottsdale General Obligation Bonds, 5.00%, 07/01/23              6,900,000         7,186,695
---------------------------------------------------------------------------------------------
                                                                                   10,751,556
=============================================================================================

CALIFORNIA--14.00%

California Statewide Communities Development
Authority Revenue Bonds, 3.88%, 04/01/32(a)                       5,000,000         4,919,150
---------------------------------------------------------------------------------------------
La Mesa General Obligation Bonds, 5.25%, 08/01/34                 3,350,000         3,483,129
---------------------------------------------------------------------------------------------
Long Beach Unified School District General
Obligation Bonds, 5.25%, 08/01/23                                 1,920,000         2,033,722
---------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power
Revenue Bonds, 5.00%, 07/01/18                                    3,000,000         3,115,350
---------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power
Revenue Bonds, 5.00%, 07/01/30                                    8,000,000         8,113,200
---------------------------------------------------------------------------------------------
Metropolitan Water District Southern California
Water Works Revenue Bonds, 5.00%, 10/01/29                        3,670,000         3,751,878
---------------------------------------------------------------------------------------------
Sacramento City Unified School District General
Obligation Bonds, 5.00%, 07/01/30                                 5,000,000         5,112,750
---------------------------------------------------------------------------------------------
Sacramento County Sanitation District Financing
Authority Revenue Bonds, 5.00%, 12/01/27                          8,045,000         8,170,743
---------------------------------------------------------------------------------------------
San Diego Unified School District General
Obligation Bonds, 5.00%, 07/01/28                                 1,000,000         1,021,820
---------------------------------------------------------------------------------------------
San Jose Unified School District, Santa Clara County
General Obligation Bonds, 5.00%, 08/01/24                         4,295,000         4,430,894
---------------------------------------------------------------------------------------------
Walnut Energy Center Authority Revenue Bonds,
5.00%, 01/01/18                                                   2,275,000         2,358,470
---------------------------------------------------------------------------------------------
                                                                                   46,511,106
=============================================================================================

GEORGIA--1.81%

Ware County Hospital Authority Revenue Bonds,
3.68%, 11/01/20(a)                                                6,000,000         6,000,000
=============================================================================================

--------------------------------------------------------------------------------
14

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                FACE
                                                                AMOUNT           VALUE
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS--(CONTINUED)

ILLINOIS--0.73%

Will County Community School District General
Obligation Bonds, 4.25%, 01/01/12(b)                            $ 1,145,000      $    908,454
---------------------------------------------------------------------------------------------
Will County Community School District General
Obligation Bonds, 4.65%, 01/01/12(b)                              1,915,000         1,520,204
---------------------------------------------------------------------------------------------
                                                                                    2,428,658
=============================================================================================

KANSAS--0.54%

Kansas State Development Finance Authority
Revenue Bonds, 5.00%, 04/01/23                                    1,750,000         1,803,148
=============================================================================================

MASSACHUSETTS--21.14%

Massachusetts State General Obligation Bonds,
5.00%, 08/01/12                                                   9,270,000         9,727,753
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
5.00%, 05/01/14                                                  13,940,000        14,674,498
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
5.00%, 03/01/22                                                   4,000,000         4,121,720
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
5.25%, 08/01/13                                                  11,855,000        12,645,847
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
5.25%, 01/01/19                                                   3,460,000         3,685,108
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
5.25%, 01/01/22                                                   7,170,000         7,636,480
---------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds,
6.00%, 02/01/15                                                   1,025,000         1,104,448
---------------------------------------------------------------------------------------------
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, 3.35%, 10/01/42(a)                       6,300,000         6,300,000
---------------------------------------------------------------------------------------------
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, 5.00%, 07/15/32                         10,000,000        10,278,100
---------------------------------------------------------------------------------------------
                                                                                   70,173,954
=============================================================================================

MICHIGAN--3.38%

Birmingham City School District General Obligation Bonds,
5.00%, 11/01/28                                                   2,000,000         2,046,400
---------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Revenue Bonds,
5.00%, 06/01/15                                                   6,290,000         6,586,070
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                FACE
                                                                AMOUNT           VALUE
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS--(CONTINUED)

MICHIGAN--(CONCLUDED)

Michigan State Hospital Finance Authority Revenue Bonds,
5.00%, 05/01/12                                                 $ 2,500,000      $  2,596,275
---------------------------------------------------------------------------------------------
                                                                                   11,228,745
=============================================================================================

NEVADA--2.98%

Clark County School District General Obligation Bonds,
5.00%, 06/15/16                                                   3,000,000         3,153,630
---------------------------------------------------------------------------------------------
Clark County School District General Obligation Bonds,
5.38%, 06/15/13                                                   6,280,000         6,739,508
---------------------------------------------------------------------------------------------
                                                                                    9,893,138
=============================================================================================

NEW JERSEY--15.06%

New Jersey Economic Development Authority
Revenue Bonds, 5.25%, 09/01/13                                   10,000,000        10,667,200
---------------------------------------------------------------------------------------------
New Jersey Economic Development Authority
Revenue Bonds, 5.25%, 09/01/29                                    5,000,000         5,392,950
---------------------------------------------------------------------------------------------
New Jersey Economic Development Authority
Revenue Bonds, 5.38%, 06/15/14                                    1,240,000         1,312,813
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund
Revenue Bonds, 5.25%, 06/15/14                                   10,000,000        10,717,900
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund
Revenue Bonds, 5.25%, 06/15/16                                    6,305,000         6,819,362
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund
Revenue Bonds, 5.25%, 12/15/20                                   10,000,000        10,637,100
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund
Revenue Bonds, 5.50%, 12/15/21                                    4,070,000         4,438,904
---------------------------------------------------------------------------------------------
                                                                                   49,986,229
=============================================================================================

NEW YORK--11.39%

New York State Dormitory Authority Revenue Bonds,
5.00%, 07/01/31                                                  10,000,000        10,309,700
---------------------------------------------------------------------------------------------
New York State Environmental Facilities Corp.
Revenue Bonds, 5.00%, 06/15/27                                    4,400,000         4,510,176
---------------------------------------------------------------------------------------------
New York State Environmental Facilities Corp.
Revenue Bonds, 5.00%, 06/15/33                                    5,095,000         5,187,729
---------------------------------------------------------------------------------------------
New York, General Obligation Bonds, 5.00%, 06/01/16               6,110,000         6,360,449
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                FACE
                                                                AMOUNT           VALUE
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS--(CONTINUED)

NEW YORK--(CONCLUDED)

New York, General Obligation Bonds, 5.00%, 08/01/18             $10,000,000      $ 10,429,800
---------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Revenue Bonds,
5.25%, 11/15/30                                                   1,000,000         1,034,520
---------------------------------------------------------------------------------------------
                                                                                   37,832,374
=============================================================================================

NORTH CAROLINA--4.12%

North Carolina Eastern Municipal Power Agency
Power Systems Revenue Bonds, 5.00%, 01/01/16                      5,800,000         6,095,510
---------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency
Power Systems Revenue Bonds, 6.40%, 01/01/21                      1,000,000         1,184,710
---------------------------------------------------------------------------------------------
State of North Carolina General Obligation Bonds,
4.00%, 03/01/24                                                   7,000,000         6,397,720
---------------------------------------------------------------------------------------------
                                                                                   13,677,940
=============================================================================================

OHIO--0.56%

Columbus General Obligation Bonds, 5.00%, 07/01/22                1,780,000         1,848,957
=============================================================================================

PENNSYLVANIA--2.62%

Cumberland County Municipal Authority Revenue Bonds,
7.25%, 01/01/35                                                   7,360,000         8,700,477
=============================================================================================

TENNESSEE--2.85%

Clarksville Public Building Authority Revenue Bonds,
3.36%, 11/01/35(a)                                                7,975,000         7,975,000
---------------------------------------------------------------------------------------------
Clarksville Public Building Authority Revenue Bonds,
3.36%, 07/01/34(a)                                                1,500,000         1,500,000
---------------------------------------------------------------------------------------------
                                                                                    9,475,000
=============================================================================================

TEXAS--12.08%

City of Brownsville General Obligation Bonds,
6.30%, 02/15/11(b)(c)                                             3,575,000         2,682,644
---------------------------------------------------------------------------------------------
Harris County Health Facilities Development Authority
Revenue Bonds, 3.41%, 05/01/35(a)                                 5,000,000         5,000,000
---------------------------------------------------------------------------------------------
Harris County Health Facilities Development Authority
Revenue Bonds, 3.39%, 10/01/29(a)                                   100,000           100,000
---------------------------------------------------------------------------------------------
Houston Utility System Revenue Bonds, 5.25%, 05/15/25             3,000,000         3,143,310
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                                                FACE
                                                                AMOUNT           VALUE
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS--(CONCLUDED)

TEXAS--(CONCLUDED)

Lubbock General Obligation Bonds, 5.00%, 02/15/22               $ 5,875,000      $  6,044,670
---------------------------------------------------------------------------------------------
San Antonio General Obligation Bonds, 4.75%, 02/01/23             2,640,000         2,645,808
---------------------------------------------------------------------------------------------
San Antonio Electric & Gas Systems Revenue Bonds,
5.00%, 02/01/19                                                  10,000,000        10,374,100
---------------------------------------------------------------------------------------------
Texas Water Development Board Revenue Bonds,
3.31%, 07/15/26(a)                                               10,100,000        10,100,000
---------------------------------------------------------------------------------------------
                                                                                   40,090,532
=============================================================================================
Total Municipal Bonds (cost $326,259,773)                                         320,401,814
=============================================================================================

SHORT-TERM INVESTMENTS--2.05%

COMMERCIAL PAPER@--1.78%

TEXAS--1.78%

Harris County, 3.50%, due 08/23/06                                2,070,000         2,070,190
---------------------------------------------------------------------------------------------
Harris County, 3.55%, due 08/23/06                                2,369,000         2,369,313
---------------------------------------------------------------------------------------------
Harris County, 3.57%, due 08/23/06                                1,475,000         1,475,220
---------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $5,914,000)                                            5,914,723
=============================================================================================

                                                                    SHARES
                                                                    ------
MONEY MARKET FUND--0.27%

JPMorgan Tax Free Money Market Fund, yield of 3.31%
(Cost $881,586)                                                     881,586           881,586
=============================================================================================
Total Short-Term Investments (Cost $6,795,586)                                      6,796,309
=============================================================================================
Total Investments--98.55% (Cost $333,055,359)                                     327,198,123
---------------------------------------------------------------------------------------------
Cash and other assets, less liabilities--1.45%                                      4,812,345
---------------------------------------------------------------------------------------------
Net Assets--100.00%                                                              $332,010,468
=============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $333,055,359; and net unrealized depreciation consisted of:

Gross unrealized appreciation                                   $    53,155
Gross unrealized depreciation                                    (5,910,391)
                                                                -----------
Net unrealized depreciation                                     $(5,857,236)
                                                                ===========

(a) Floating rate securities- The interest rates shown are the current rates as of June 30, 2006.

(b) Reflects annualized yield at June 30, 2006 on zero coupon bonds.

(c) All or a portion of the security has been pledged to cover margin requirements for futures contracts.

@   Interest rates shown are the discount rates at date of purchase.

--------------------------------------------------------------------------------
18

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

FUTURES CONTRACTS

SMA Relationship Trust--Series M had the following open futures contracts as of June 30, 2006:

                                                       EXPIRATION                       CURRENT        UNREALIZED
                                                       DATE              PROCEEDS       VALUE          APPRECIATION
-------------------------------------------------------------------------------------------------------------------
US TREASURY FUTURES SALE CONTRACTS:
-------------------------------------------------------------------------------------------------------------------
10 year US Treasury Notes, 220 contracts               September 2006    $23,157,614    $23,069,063    $ 88,551
-------------------------------------------------------------------------------------------------------------------
20 year US Treasury Bonds, 60 contracts                September 2006      6,416,010      6,399,375      16,635
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on futures contracts                                                       $105,186
===================================================================================================================

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at June 30, 2006 was $750,390.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

                                                                Series T         Series M
---------------------------------------------------------------------------------------------
ASSETS:

Investments in securities of unaffiliated issues, at value
(Cost $2,143,451 and $333,055,359)                              $  2,143,451     $327,198,123
---------------------------------------------------------------------------------------------
Investments in securities of affiliated issuers, at value
(Cost $461,173,671 and $0)                                       471,379,784               --
---------------------------------------------------------------------------------------------
Cash                                                                 289,314               --
---------------------------------------------------------------------------------------------
Interest receivable                                                   12,011        4,573,209
---------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                  1,507,264        2,645,619
---------------------------------------------------------------------------------------------
Other assets                                                          20,272           17,871
---------------------------------------------------------------------------------------------
Total assets                                                     475,352,096      334,434,822
=============================================================================================

LIABILITIES:

Payable for shares of beneficial interest redeemed                 1,904,133        1,446,303
---------------------------------------------------------------------------------------------
Payable to custodian                                                      --          831,489
---------------------------------------------------------------------------------------------
Variation margin                                                          --          146,562
---------------------------------------------------------------------------------------------
Total liabilities                                                  1,904,133        2,424,354
---------------------------------------------------------------------------------------------
Net assets                                                      $473,447,963     $332,010,468
=============================================================================================

NET ASSETS:

Beneficial interest shares                                      $477,380,629     $336,468,413
---------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income                                            (11,792,350)         329,394
---------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) from
investment and futures transactions                               (2,346,429)         964,711
---------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation) of
investments and futures contracts                                 10,206,113       (5,752,050)
=============================================================================================
Net assets                                                      $473,447,963     $332,010,468
=============================================================================================
Shares outstanding                                                49,522,646       32,925,152
---------------------------------------------------------------------------------------------
Net asset value per share                                       $       9.56     $      10.08
=============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

SMA RELATIONSHIP TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                    Series T         Series M
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                            $   74,130       $ 6,188,937
------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fee                                                           597,685           373,271
------------------------------------------------------------------------------------------------
Expenses waived by advisor                                            (597,685)         (373,271)
------------------------------------------------------------------------------------------------
Net investment income                                                   74,130         6,188,937
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT ACTIVITIES:

Net realized gain from:

Investments                                                          2,826,926*        1,007,324
------------------------------------------------------------------------------------------------
Futures contracts                                                           --           118,638
------------------------------------------------------------------------------------------------
Net change in net unrealized appreciation/(depreciation) of:

Investments                                                           (844,003)*      (6,193,317)
------------------------------------------------------------------------------------------------
Futures contracts                                                           --           779,271
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
from investment activities                                           1,982,923        (4,288,084)
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $2,057,053       $ 1,900,853
================================================================================================

*   Realized and unrealized gain (loss) are from affiliated transactions.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                    For the six months ended            For the year ended
                                    June 30, 2006 (unaudited)           December 31, 2005
                                  -----------------------------    -----------------------------
                                  Series T         Series M        Series T         Series M
------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income             $      74,130    $  6,188,937    $      34,057    $  7,178,274
------------------------------------------------------------------------------------------------
Net realized gain (loss) from
investment activities                 2,826,926       1,007,324        3,175,040        (667,862)
------------------------------------------------------------------------------------------------
Net realized gains from
futures transactions                         --         118,638               --       1,093,329
------------------------------------------------------------------------------------------------
Net change in net unrealized
appreciation/(depreciation) of:

Investments                            (844,003)     (6,193,317)       3,806,476        (490,297)
------------------------------------------------------------------------------------------------
Futures                                      --         779,271               --        (674,085)
------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             2,057,053       1,900,853        7,015,573       6,439,359
------------------------------------------------------------------------------------------------

DIVIDENDS/DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income               (12,029,259)     (5,887,358)     (18,231,909)     (7,152,279)
------------------------------------------------------------------------------------------------
Net realized gains                           --              --               --        (628,605)
------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders       (12,029,259)     (5,887,358)     (18,231,909)     (7,780,884)
------------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the
sale of shares                      160,417,886     129,511,795      298,285,917     201,901,713
------------------------------------------------------------------------------------------------
Cost of shares redeemed            (103,933,686)    (50,182,991)    (122,836,646)    (48,704,291)
------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from beneficial
interest transactions                56,484,200      79,328,804      175,449,271     153,197,422
------------------------------------------------------------------------------------------------
Net increase in net assets           46,511,994      75,342,299      164,232,935     151,855,897
------------------------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                 426,935,969     256,668,169      262,703,034     104,812,272
------------------------------------------------------------------------------------------------
End of period                     $ 473,447,963    $332,010,468    $ 426,935,969    $256,668,169
================================================================================================
Accumulated undistributed/
(distributions in excess of)
net investment income             $ (11,792,350)   $    329,394    $     162,779    $     27,815
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES T

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                                            For the               For the
                                                            six months            years ended         For the
                                                            ended                 December 31,        period ended
                                                            June 30, 2006     --------------------    December 31,
                                                            (unaudited)       2005        2004        2003*
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   9.75          $  10.07    $  10.09    $ 10.00
------------------------------------------------------------------------------------------------------------------
Net investment income++                                         0.00+             0.00+         --         --
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
from investment activities                                      0.05              0.17        0.46       0.15
------------------------------------------------------------------------------------------------------------------
Net increase from operations                                    0.05              0.17        0.46       0.15
------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS:

From net investment income                                     (0.24)            (0.49)      (0.48)     (0.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   9.56          $   9.75    $  10.07    $ 10.09
------------------------------------------------------------------------------------------------------------------
Total investment return@                                        0.48%             1.75%       4.55%      1.50%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)                         $473,448          $426,936    $262,703    $43,620
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:

Before expense reimbursement and waivers                        0.25%**           0.25%       0.25%      0.25%**
------------------------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                         0.00%**           0.00%       0.00%      0.00%**
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets:

Before expense reimbursement and waivers                       (0.22)%**         (0.25)%     (0.25)%    (0.25)%**
------------------------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                         0.03%**           0.00%#      0.00%      0.00%**
------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                12%               19%         15%         1%
==================================================================================================================

* For the period October 9, 2003 (commencement of operations) through December 31, 2003.

**    Annualized.

+     Amount is less than $0.005 per share.

++ The net investment income per share was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------
24

SMA RELATIONSHIP TRUST--SERIES T

FINANCIAL HIGHLIGHTS

@ Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.

#     Amount represents less than 0.005%.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                                         For the               For the
                                                         six months            years ended         For the
                                                         ended                 December 31,        period ended
                                                         June 30, 2006     --------------------    December 31,
                                                         (unaudited)       2005       2004         2003*
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.20          $  10.27   $  10.15     $ 10.00
---------------------------------------------------------------------------------------------------------------
Net investment income++                                      0.21              0.40       0.32        0.05
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
from investment activities                                  (0.13)            (0.06)      0.10        0.13
---------------------------------------------------------------------------------------------------------------
Net increase from operations                                 0.08              0.34       0.42        0.18
---------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS/DISTRIBUTIONS:

From net investment income                                  (0.20)            (0.38)     (0.30)      (0.03)
---------------------------------------------------------------------------------------------------------------
From net realized gains                                        --             (0.03)        --          --
---------------------------------------------------------------------------------------------------------------
Total dividends/distributions                               (0.20)            (0.41)     (0.30)      (0.03)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  10.08          $  10.20   $  10.27     $ 10.15
---------------------------------------------------------------------------------------------------------------
Total investment return@                                     0.75%             3.32%      4.18%       1.83%
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)                      $332,010          $256,668   $104,812     $21,741
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:

Before expense reimbursement and waivers                     0.25%**           0.25%      0.25%       0.25%**
---------------------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                      0.00%**           0.00%      0.00%       0.00%**
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets:

Before expense reimbursement and waivers                     3.89%**           3.63%      3.11%       2.07%**
---------------------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                      4.14%**           3.88%      3.36%       2.32%**
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             85%              149%       180%         85%
===============================================================================================================

* For the period October 8, 2003 (commencement of operations) through December 31, 2003.

**    Annualized.

++ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------
26

SMA RELATIONSHIP TRUST--SERIES M

FINANCIAL HIGHLIGHTS

@ Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

SMA Relationship Trust (the "Trust") is an open end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust has two separate investment portfolios available for investment, each having its own investment objectives and policies: Series T and Series M (the "Funds"). The investment objective of Series T is to maximize total return, consisting of income and capital appreciation by investing in affiliated investment companies. The investment objective of Series M is to seek total return, consisting of capital appreciation and current income exempt from federal income tax. Series M pursues its investment objective by investing primarily in municipal bonds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide general indemnification for certain liabilities. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

a) VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), the Funds may use fair value methods to reflect those events, as

--------------------------------------------------------------------------------
28

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

determined in good faith by or under the direction of the Funds' Board of Trustees (the "Board"). Series T's portfolio securities will consist mainly of two underlying funds: UBS Corporate Bond Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund (collectively, the "Underlying Funds"). The value of the Underlying Funds will be their net asset value at the time each Underlying Fund's shares are priced. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date basis. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

c) FUTURES CONTRACTS--Series M may purchase or sell municipal bond index futures contracts, municipal debt futures contracts, treasury futures and interest rate futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund may enter into such contracts to hedge a portion of its portfolio or equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or US securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts.

d) DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with US federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

e) CONCENTRATION OF RISK--The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific state or region.

2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective on April 30, 2006, UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), a wholly owned subsidiary of UBS AG ("UBS"), transferred all of its investment management services, including its investment management personnel, to its affiliate, UBS Global Asset Management (Americas) Inc., a wholly owned subsidiary of UBS. Consequently, effective April 30, 2006, the investment advisory agreements between the Trust, on behalf of the Funds, were transferred from UBS Global AM (US) to UBS Global Asset Management (Americas) Inc. All terms, conditions and fees under the investment advisory agreements for the Funds remained the same after the transfer.

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor") under which UBS Global AM serves as investment advisor and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. Pursuant to the Advisory Contract, the Funds will not pay a fee to UBS Global AM for investment advisory services provided by UBS Global AM. However, for financial reporting purposes only, the Funds'

--------------------------------------------------------------------------------
30

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

statements of operations will reflect an imputed unitary fee for investment advisory and administration services provided by UBS Global AM, currently estimated at an annual rate of 0.25% of each Fund's average net assets of which all was waived.

UBS Global AM (not the Funds) pays all operating expenses of the Fund.

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 99.56% of Series T's total net assets at June 30, 2006, and are summarized as follows:

                                                                                 CHANGE IN
                                                                    NET          NET UNREALIZED
                                                      SALES         REALIZED     APPRECIATION/
AFFILIATES                              PURCHASES     PROCEEDS      GAIN         (DEPRECIATION)     VALUE
----------------------------------------------------------------------------------------------------------------
UBS Corporate Bond Relationship Fund    $35,635,000   $18,845,000   $  877,936   $(2,049,097)       $160,940,014
----------------------------------------------------------------------------------------------------------------
UBS U.S. Securitized Mortgage
Relationship Fund                        64,718,000    36,511,000    1,948,990     1,205,094         310,439,770
================================================================================================================

Series M did not have any investments in affiliated investment companies outstanding at June 30, 2006.

The Funds had not incurred brokerage commissions with affiliated broker-dealers for the six months ended June 30, 2006.

3. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities and US government securities, were as follows:

FUND                                            PURCHASES            SALES PROCEEDS
-----------------------------------------------------------------------------------
Series T                                        $100,353,000         $ 55,356,000
-----------------------------------------------------------------------------------
Series M                                         322,976,559          251,246,152
===================================================================================

4. FEDERAL TAX STATUS

The policy of each Fund is to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

                                                       2005
                         --------------------------------------------------------------
                         DISTRIBUTIONS PAID    DISTRIBUTIONS PAID
                         FROM ORDINARY         FROM NET LONG-TERM    TOTAL DISTRIBUTIONS
FUND                     INCOME                CAPITAL GAINS         PAID
----------------------------------------------------------------------------------------
Series T                 $18,231,909           $     --              $18,231,909
----------------------------------------------------------------------------------------
Series M                   7,153,819@           627,065                7,780,884
========================================================================================

@ $7,115,249 considered tax exempt.

At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                   SERIES T                SERIES M
------------------------------------------------------------------------------------
Undistributed ordinary income                      $  162,779              $ 27,815@
------------------------------------------------------------------------------------
Accumulated realized long-term capital gains               --                    --
------------------------------------------------------------------------------------
Net unrealized appreciation of investments          4,282,735               335,646
------------------------------------------------------------------------------------
Total accumulated earnings                         $4,445,514              $363,461
====================================================================================

@ $27,815 considered tax exempt.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the Trust's current fiscal year will be determined after the year ended December 31, 2006.

At December 31, 2005, Series T had a capital loss carryforward of $4,862,686. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $1,495,769 in 2012 and $3,366,917 in 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Series M had no capital loss carryforward.

In accordance with US Treasury regulations, the Funds have elected to defer $310,669 and $834,901 for Series T and Series M, respectively, of net realized capital losses arising after October 31, 2005. Such losses are treated for tax purposes as arising on January 1, 2006.

--------------------------------------------------------------------------------
32

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

5. SHARES OF BENEFICIAL INTEREST

For the six months ended June 30, 2006 and the year ended December 31, 2005, transactions in shares of beneficial interest for each of the Funds were as follows:

SIX MONTHS ENDED JUNE 30, 2006

                                         SHARES            NET INCREASE IN
FUND                   SHARES SOLD       REPURCHASED       SHARES OUTSTANDING
-----------------------------------------------------------------------------
Series T               16,494,813        (10,756,886)      5,737,927
-----------------------------------------------------------------------------
Series M               12,696,381         (4,925,799)      7,770,582
=============================================================================

YEAR ENDED DECEMBER 31, 2005

                                         SHARES            NET INCREASE IN
FUND                   SHARES SOLD       REPURCHASED       SHARES OUTSTANDING
-----------------------------------------------------------------------------
Series T               30,049,367        (12,357,248)      17,692,119
-----------------------------------------------------------------------------
Series M               19,692,362         (4,746,303)      14,946,059
=============================================================================

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

--------------------------------------------------------------------------------
34

SMA RELATIONSHIP TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

At the meeting of the Board of Trustees (the "Board") of SMA Relationship Trust (the "Trust"), held on June 2, 2006 (the "Meeting"), the Board, consisting entirely of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust or UBS Global Asset Management (Americas) Inc. (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreements (the "Advisory Agreements") between the Trust and the Advisor for Series T and Series M (each a "Fund," and together, the "Funds"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreements. The Independent Trustees met with their independent counsel, as well as independent consultants engaged by the Board to assist in the annual Advisory Agreement review process, on May 17, 2006 and June 1, 2006 to discuss the materials provided to them in response to the information request, including materials prepared by the Advisor, as well as reports prepared by Lipper Inc. ("Lipper Reports"), an independent statistical compilation company, providing comparative expense information on an actual and contractual basis and comparative performance for the Funds. The Board also made reference to information and material that had been provided to the Independent Trustees throughout the year at quarterly Board meetings.

At the Meeting, the Board considered a number of factors in connection with their deliberations concerning the continuation of the Advisory Agreement for each Fund, including: (i) the nature, extent and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

NATURE, EXTENT AND QUALITY OF SERVICES--In considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed the material presented by the Advisor describing the various services provided to the Fund. The Board noted that in addition to investment management services, the Advisor provides the Fund with operational, legal and compliance support. The Board also considered the

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Funds. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for the Funds and the Advisor's other investment management clients, and noted that the Advisor had extensive global research capabilities. The Board also evaluated the Advisor's portfolio management process for each Fund, including the use of risk management techniques and the proprietary technologies utilized to structure the Fund's portfolio. The Board noted that various presentations had been made by investment personnel at Board meetings throughout the year concerning the Funds' investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor and its affiliates provide to the Funds under other agreements with the Trust including administration services provided by the Advisor and underwriting services provided by UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"). The Board also discussed the annual written compliance report from the Chief Compliance Officer and noted enhancements planned with respect to the compliance program, such as an upgrade to the investment guideline monitoring system. The Board noted the growth of Fund assets across the Fund complex. The Advisor described for the Board the portfolio management and research enhancements that had been undertaken over the previous year as a result of the increase in assets across the complex. The Board also discussed with the Advisor the need to ensure that the operational infrastructure at the Advisor is maintained at a level sufficient to meet the requirements of the Funds. In response to the Board's concerns, the Advisor committed to dedicating additional resources to enhance the operational infrastructure that supports the Funds. After analyzing the services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, and the Advisor's commitment to invest in its operational infrastructure, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of each Fund, and met the needs of the Fund's shareholders.

--------------------------------------------------------------------------------
36

SMA RELATIONSHIP TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

PERFORMANCE--In evaluating the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer universe for the one-year and since inception periods. In reviewing the Lipper Reports, the Board noted that Series M appeared in the first (top-performing) and third performance quintiles for the one-year and since inception periods, respectively and that Series T appeared in the first (top-performing) quintile for both the one-year and since inception periods. After analyzing the performance for each Fund, the Board determined that the performance of each Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of each Fund and the expectations of the shareholder base.

COSTS AND EXPENSES--The Board noted that the Funds do not pay advisory fees to the Advisor under the Advisory Agreements and that the Advisor assumes all the ordinary operating expenses for the Funds.

PROFITABILITY--In considering the profitability of the Funds to the Advisor and its affiliates, the Board noted that neither the Advisor nor its affiliates receive any compensation for providing advisory or administrative services to the Funds. The Board also considered "fall-out" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Funds; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Funds, including the investment by wrap fee clients in the Funds as a means to deliver certain investment styles and the research services available to the Advisor through soft dollar brokerage commissions. The Independent Trustees also considered the ancillary benefits received by the Advisor's affiliates, UBS Securities LLC and UBS AG, in the form of commissions for executing securities transactions for the Funds. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to each Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

ECONOMIES OF SCALE--The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

inapplicable to each Fund because each Fund was not charged an advisory fee under its Advisory Agreement.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
38

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------
40

TRUSTEES
Frank K. Reilly                             Edward M. Roob
Chairman
                                            J. Mikesell Thomas
Walter E. Auch

Adela Cepeda

PRINCIPAL OFFICERS
W. Douglas Beck                             Joseph T. Malone
President                                   Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Funds for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
--------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter E. Auch, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

  (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

  (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

  (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

  (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

  (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  September 8, 2006
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  September 8, 2006
       -----------------

By:    /s/ Joseph T. Malone
       --------------------
       Joseph T. Malone
       Treasurer & Principal Accounting Officer

Date:  September 8, 2006
       -----------------